Share Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Jan. 17, 2018	Aug. 23, 2017	Dec. 03, 2016	Dec. 03, 2015	Jan. 12, 2015	Nov. 18, 2014	Jul. 02, 2008	Apr. 18, 2008	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Nov. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares								11,652,556
Ordinary shares, par value								$ 0.0001	$ 0.0001	$ 0.0001
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent							5.00%
Vesting period					4 years
Share options granted						2,800,000
Share options granted to selected employees exercise, price						$ 3.74
Dividends payable, amount per share									0.1125	0.2250	$ 0.2000
Authorized reduction in exercise price of outstanding options									$ 0.000	$ 0.225	$ 0.200
Total intrinsic value of options exercised									$ 0	$ 372	$ 317
Nonvested restricted shares granted					542,372				125,000	125,000	667,372
Grant date fair value non vested restricted share					$ 3.6875				$ 3.03	$ 3.81	$ 3.85
Total share base compensation					$ 2,000
Share-based compensation requisite service period					4 years
Share-based compensation expenses									$ 2,111	$ 2,015	$ 1,783
Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends payable, amount per share												$ 0.1125
Vesting Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage						25.00%
Vesting Period 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Vesting Period 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					75.00%
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years		4 years
Contractual terms								10 years
Share options granted to selected employees exercise, price		$ 1.81				$ 3.32
Share-based compensation related to nonvested shares that is expected to be recognized									$ 992
Share-based compensation related to nonvested shares that is expected to be recognized, weighted average period									1 year 1 month 9 days
Non Vested Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted shares granted			125,000	125,000
Grant date fair value non vested restricted share			$ 3.03	$ 3.8125
Total share base compensation			$ 379	$ 477
Share-based compensation requisite service period			1 year	1 year
Non Vested Restricted Stock Awards | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Nonvested restricted shares granted	343,600
Nonvested Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation related to nonvested shares that is expected to be recognized									$ 709
Share-based compensation related to nonvested shares that is expected to be recognized, weighted average period									1 year 2 months 12 days
Total fair value of nonvested restricted shares									$ 977	1,316	573
Share-based compensation expenses									$ 895	$ 992	$ 921
Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								1 year
New Plan | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares												2,850,000